OPERATING SEGMENT - Geographic Information (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Geographic information:
Revenue	Rp 143,210	$ 10,048	Rp 136,447	Rp 135,557
Non-current operating assets	170,711		165,969	159,620
Indonesia
Geographic information:
Revenue	136,482		130,082	130,979
Non-current operating assets	168,002		162,388	156,068
Foreign countries
Geographic information:
Revenue	6,728		6,365	4,578
Non-current operating assets	Rp 2,709		Rp 3,581	Rp 3,552